Investment property - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about investment property [line items]
Investment property, beginning of period	$ 33,542	$ 33,364
Net gain / (loss) from fair value adjustment (Note 8)	3,312	(23,375)
Reclassification to property, plant and equipment	(10,571)	0
Exchange difference	(2,246)	23,553
Investment property, end of period	24,037	33,542
Cost
Disclosure of detailed information about investment property [line items]
Investment property, beginning of period	33,542
Investment property, end of period	24,037	33,542
Fair value
Disclosure of detailed information about investment property [line items]
Investment property, beginning of period	33,542
Investment property, end of period	$ 24,037	$ 33,542